Investments in Associates and Joint Ventures - Summary of Principal Transactions and Balances with Related Parties (Detail) - Associates and joint ventures [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Sales	€ 35	€ 33	€ 39
Royalties and other income	116	100	156
Accounts receivable and other receivables	89	85	101
Purchases and other expenses (including research expenses)	1,143	777	708
Accounts payable and other payables	€ 544	€ 217	€ 226